Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 100.1%

Equity Funds — 95.4%
iShares Core MSCI Total International Stock ETF	$29,836	$1,402,590
iShares Developed Real Estate Index Fund — Class K	20,932	164,732
Large Cap Index Master Portfolio	1,777,766	1,777,766
Master Small Cap Index Series	53,228	53,228

		3,398,316

Security	Shares/ Investment Value	Value

Fixed Income Fund — 1.0%
U.S. Total Bond Index Master Portfolio	$35,188	$35,188

Short-Term Securities — 3.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	131,635	131,635

Total Affiliated Investment Companies — 100.1% (Cost — $4,095,549)		3,565,139

Liabilities in Excess of Other Assets — (0.1)%		(2,517)

Net Assets — 100.0%		$3,562,622

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuer	Shares/ Investment value Held at 12/31/19		Shares/ Investment value Purchased		Shares/ Investment value Sold		Shares/ Investment value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	—		935,424	(c)	(935,424	)(d)	—	$—	$59	(e)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	94,009	(f)	37,626	(g)	—		131,635	131,635	102		—	—
iShares Core MSCI Total International Stock ETF	13,406	(f)	18,417	(h)	(1,987	)(i)	29,836	1,402,590	—		(16,602)	(253,905)
iShares Developed Real Estate Index Fund — Class K	9,022	(f)	12,660	(h)	(750	)(i)	20,932	164,732	—		(1,933)	(36,780)
Large Cap Index Master Portfolio	$1,073,900	(f)	$703,866	(g)	$—		$1,777,766	1,777,766	6,894		(7,319)	(292,695)
Master Small Cap Index Series	$42,271	(f)	$10,957	(g)	$—		$53,228	53,228	219		(702)	(17,256)
U.S. Total Bond Index Master Portfolio	$21,234	(f)	$13,954	(g)	$—		$35,188	35,188	177		119	(2,886)

								$3,565,139	$7,451		$(26,437)	$(603,522)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents shares purchased by the LifePath Index Master Portfolio.
(d)	Represents shares sold by the LifePath Index Master Portfolio.
(e)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Represents shares/investment value held by the LifePath Index Master Portfolio as of December 31, 2019.
(g)	Represents net shares/Investment value purchased (sold) by the Fund and the LifePath Index Master Portfolio.
(h)	Represents shares purchased by the Fund and the LifePath Index Master Portfolio.
(i)	Represents shares sold by the Fund and the LifePath Index Master Portfolio.

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,567,322	$—	$—	$1,567,322
Short-Term Securities	131,635	—	—	131,635

Subtotal	$1,698,957	$—	$—	$1,698,957

Investments Valued at NAV(a)				1,866,182

Total Investments				$3,565,139

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2